Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Required under Noncancelable Operating Leases

Future minimum lease payments required under noncancelable operating leases that have initial or remaining lease terms in excess of one year at December 31, 2017 are as follows:

(Millions of yen)
Year ending December 31:
2018	28,414
2019	21,437
2020	16,185
2021	12,721
2022	9,774
Thereafter	22,971

Total future minimum lease payments	111,502

Changes in Accrued Product Warranty Costs

Changes in accrued product warranty costs for the years ended December 31, 2017 and 2016 are summarized as follows:

	Years ended December 31
	2017	2016
	(Millions of yen)
Balance at beginning of year	13,168	14,014
Additions	18,893	15,403
Utilization	(12,957)	(12,759)
Other	(1,652)	(3,490)

Balance at end of year	17,452	13,168